Property and equipment - Schedule of Property Plant and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Jun. 30, 2021
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 3,435	$ 2,821
Less accumulated depreciation	(555)	(331)
Property, plant and equipment, net	2,880	2,490
Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,059	592
Software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,611	1,534
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	121	84
Office Furniture [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	35	35
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	33	0
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 576	$ 576